Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment Securities
Investment in perpetual preferred securities and common securities classified as available-for-sale securities recorded at fair value	$ 11,075	$ 9,053
Investment in preferred securities not classified as available-for-sale securities, recorded at cost	1,000	1,000
Accumulated net unrealized gain on available-for-sale securities	997	3,241
Gains on sale of available-for-sale securities	1,264	2,352	1,436
Impairment charge on investment in perpetual preferred and common securities			2,660
REIT Stock
Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position
Less than 12 months, Fair Value	3,414
Less than 12 months, Unrealized Losses	(714)
Total, Fair Value	3,414
Total, Unrealized Losses	(714)
Non-REIT Stock
Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position
Less than 12 months, Fair Value	209
Less than 12 months, Unrealized Losses	(51)
Total, Fair Value	209
Total, Unrealized Losses	$ (51)